Supplementary Information to the Statement of Income (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Selling General and Administrative Expenses

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Research and development costs	¥124,406	¥109,826	¥110,822	$1,335,205
Advertising costs	13,453	9,119	10,922	131,590
Shipping and handling costs	19,914	17,220	19,947	240,325